Asset retirement obligations - Changes in long-term interest rates (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Brazil
Asset retirement obligations
Long-term interest rates (per annum) (as a percent)	3.36%	4.94%
Canada
Asset retirement obligations
Long-term interest rates (per annum) (as a percent)	0.40%	0.77%
Mozambique
Asset retirement obligations
Long-term interest rates (per annum) (as a percent)	5.20%	8.53%
Other regions | Minimum
Asset retirement obligations
Long-term interest rates (per annum) (as a percent)	0.60%	1.33%
Other regions | Maximum
Asset retirement obligations
Long-term interest rates (per annum) (as a percent)	4.78%	5.73%